Other (Income) Expense Level 4 Other (Income) Expense (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Other (Income) Expense [Line Items]
Facility closure and curtailments (a)						$ 1,500,000	[1]
Litigation settlement (b)					0	0		(4,613,000)	[2]
Other, net (c)					902,000	1,903,000	[3]	(11,000)
Other (income) expense, net	(39,000)	653,000	(173,000)	285,000	902,000	3,195,000		(4,624,000)
Noncash asset write-downs						2,000,000
Other Expense [Member]
Other (Income) Expense [Line Items]
Facility closure and curtailments (a)					$ 0	$ 1,292,000	[1]	$ 0

[1]	In 2011, we permanently closed a laminated beam manufacturing plant in Emmett, Idaho.
[2]	In 2010, we recorded $4.6 million of income for cash received from a litigation settlement related to vendor product pricing.
[3]	In 2011, we recorded noncash asset write-downs of $2.0 million.